Goodwill, Intangible and Long-Lived Assets - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2018	Jun. 01, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of long-lived assets				$ 0	$ 0	$ 0
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 6,814,345,000	$ 1,126,892,000	$ 6,956,702,000	6,814,345,000	1,126,892,000	1,143,333,000
Impairment of goodwill					10,455,000
Impairment of goodwill and trademarks				2,022,000	10,688,000
Amortization of finite-lived intangible assets for the next five years:
2019			306,227,000
2020			305,820,000
2021			303,348,000
2022			302,359,000
2023			298,047,000
The Americas Group
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	2,555,609,000	285,410,000	2,256,554,000	2,555,609,000	285,410,000	$ 295,052,000
Impairment of intangible assets		10,455,000
Impairment of goodwill			$ 0		$ 10,455,000
Trademarks | The Americas Group
Acquired Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets	2,022,000
Impairment of goodwill		$ 233,000
Valspar
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill	5,675,200,000			5,675,200,000			$ 5,888,800,000
Indefinite-lived trademarks recognized	775,900,000			775,900,000			614,300,000
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets recognized	$ 5,071,800,000			$ 5,071,800,000			4,922,900,000
Valspar | The Americas Group
Acquired Indefinite-lived Intangible Assets [Line Items]
Goodwill								$ 2,000,000,000
Valspar | Trademarks
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived trademarks recognized							$ 614,300,000